OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE

	December 31,
	2012	2011

Prepaid expenses	$249	$-
Tax authorities	9	3

	$258	$3